Related Party Transactions	9 Months Ended	12 Months Ended
	Sep. 30, 2013	Dec. 31, 2012
Related Party Transactions [Abstract]
Related Party Transactions

14. Related Party Transactions

Third Security, LLC (“Third Security”) and Affiliates

Certain affiliates of Third Security were shareholders of the Series B, B-1, C, C-1, C-2, C-3, D, E, and F Redeemable Convertible Preferred Stock, which converted to common stock upon completion of our IPO.

On June 6, 2011, the Company entered into a worldwide exclusive licensing agreement with Halozyme Therapeutics, Inc. (“Halozyme”) for the use of Halozyme’s proprietary enzyme in one of the Company’s targeted therapeutics. The Company and Halozyme are related parties through common ownership by affiliates of Third Security. The Company’s CEO also serves on Halozyme’s board of directors. Under the terms of the agreement, the Company paid a license fee of $9,000 upon execution of the agreement. The Company is required to pay an annual exclusivity fee of $1,000 commencing June 6, 2012 and on each anniversary of the effective date of the agreement thereafter until a certain development event occurs. If the Company successfully develops a product candidate using the license in the exclusive field of use and achieves an established sales target, the Company could pay up to $54 million in milestone payments. The Company is obligated to pay tiered royalties on net sales of the approved product. The Company may terminate this agreement in whole or on a product-by-product basis at any time upon 90 days written notice to Halozyme.

The Manager of Third Security who is also a member of the Company’s Board of Directors, (“Board Member”) assumed the role of CEO of the Company in April 2009 and served on a part-time basis in that capacity through 2011. In 2012, the CEO began serving in this role on a full-time basis. Although the CEO has not received compensation for his services as CEO, the Company recorded $388 in compensation expense for each of the three months ended September 30, 2013 and 2012, respectively, and $1,163 for each of the nine months ended September 30, 2013 and 2012, respectively, based on the estimated salary and benefits appropriate for the role.

Transactions with Other Shareholders

At September 30, 2013 and December 31, 2012, the Company leased two office facilities from an affiliate of certain holders of preferred stock. The Company has a receivable due from this affiliate in the form of security deposits which are included in other long term assets of $66 at September 30, 2013 and December 31, 2012. During the three months ended September 30, 2013 and 2012, the Company incurred rent and other facility expenses of $233 and $228, respectively. During the nine months ended September 30, 2013 and 2012, the Company incurred rent and other facility expenses of $680 and $670, respectively.

In the nine months ended September 30, 2013, the Company paid transaction fees in conjunction with the closing of the first and second rounds of Series F to a shareholder.

Transactions with ECC Parties

On January 6, 2011, in conjunction with the ECC with Ziopharm (Note 3), the Company purchased 2,426,235 shares of common stock at $4.80 per share at closing in a private placement. The Company agreed to purchase up to an additional $50,000 of common stock in conjunction with securities offerings that may be conducted by Ziopharm in the future, subject to certain conditions and limitations. On February 7, 2011, the Company purchased 1,910,000 shares of Ziopharm common stock at $5.75 per share in the first such securities offering. On January 20, 2012, the Company purchased 1,923,075 shares of Ziopharm common stock at $5.20 per share in another securities offering. At September 30, 2013, the Company had approximately $29,000 remaining on its purchase commitment. In conjunction with the ECC and the initial share purchase, the CEO of the Company joined the board of directors of Ziopharm.

In conjunction with the ECC with Synthetic Biologics (Note 3), the Company is entitled to, at its election, purchase up to 19.99% of securities offerings that may be conducted by Synthetic Biologics in the future, subject to certain conditions and limitations. The Company has been granted the right to make purchases of Synthetic Biologics’ common stock in the open market up to an additional 10% of Synthetic Biologics’ common stock. The Company has made no purchases of Synthetic Biologics’ common stock.

In conjunction with the ECC with Oragenics (Note 3), the Company is entitled to, at its election, purchase up to 30% of securities offerings that may be conducted by Oragenics in the future, subject to certain conditions and limitations. The Company has made no purchases of Oragenics’ common stock under this right. On September 30, 2013, the Company purchased 1,300,000 shares of Oragenics common stock at $3.00 per share in a private transaction.

In conjunction with the ECC with Soligenix (Note 3), the Company is entitled to, at its election, participate in securities offerings conducted by Soligenix in the future, subject to certain conditions and limitations. The Company has made no purchases of Soligenix’s common stock.

13. Related Party Transactions

Third Security, LLC (“Third Security”) and Affiliates

Certain affiliates of Third Security are shareholders of the Series B, B-1, C, C-1, C-2, C-3, D, and E Redeemable Convertible Preferred Stock.

On April 8, 2011, in anticipation of the closing of Series E, the Company issued convertible promissory notes with borrowings up to $25,000 to affiliates of Third Security. Terms of the notes included 12% simple interest annually with principal and interest due on or before June 30, 2011. The principal amount and all accrued interest automatically convert to shares of Series E upon the first sale of Series E. The Company borrowed $15,000 on the notes. The principal amount plus accrued interest of $165 was converted into 2,888,635 shares of Series E on May 26, 2011.

On June 6, 2011, the Company entered into a worldwide exclusive licensing agreement with Halozyme Therapeutics, Inc. (“Halozyme”) for the use of Halozyme’s proprietary enzyme in one of the Company’s targeted therapeutics. The Company and Halozyme are related parties through common ownership by affiliates of Third Security. The Company’s CEO also serves on Halozyme’s board of directors. Under the terms of the agreement, the Company paid a license fee of $9,000 upon execution of the agreement, which is recorded in research and development expenses on the accompanying consolidated statement of operations. The Company is required to pay an annual exclusivity fee of $1,000 commencing June 6, 2012 and on each anniversary of the effective date of the agreement thereafter until a certain development event occurs. If the Company successfully develops a product candidate using the license in the exclusive field of use and achieves an established sales target, the Company could pay up to $54 million in milestone payments. The Company is obligated to pay tiered royalties on net sales of the approved product. The Company may terminate this agreement in whole or on a product-by-product basis at any time upon 90 days written notice to Halozyme.

Effective August 31, 2011, the Company entered into an asset purchase agreement with Cyntellect, Inc. (“Cyntellect”) to purchase the assets required to operate Cyntellect’s cell processing platform business and assume certain liabilities related to the assets acquired, including assumption of the remaining term on the facility lease. The Company anticipates using the assets acquired to establish the capability to develop proprietary cell lines to be used internally by the Company or with the Company’s collaborative partners. As consideration for the asset purchase, the Company issued 2,386,803 shares of its common stock valued at $17,000. Cyntellect was a related party and under common control by affiliates of Third Security. The Company recorded the transaction as a transaction between entities under common control using the guidance in ASC Subtopic 805-50, Business Combinations: Related Issues (“ASC 805-50”). ASC 805-50 requires that assets acquired and liabilities assumed be recorded on the transaction date at the carrying amount in the accounts of the transferring entity. The carrying amounts of the assets acquired and liabilities assumed is as follows:

Cash	$88
Other current assets	23
Property and equipment, net	1,724
Other assets	262

Total assets acquired	2,097

Accounts payable	41
Other accrued liabilities	107
Long-term debt	116

Total liabilities assumed	264

Net assets acquired	$1,833

ASC 805-50 also requires that results of operations be presented as if the transaction occurred at the beginning of the period and represent the combined operations of both entities. Financial statements and financial information presented for prior years in which the entities were under common control should also be retrospectively adjusted to furnish comparative information as if the entities were combined. The Company applied these presentation requirements of ASC 805-50.

The Company paid $128 of costs associated with this asset purchase, which are included in general and administrative expenses in the accompanying consolidated statement of operations for the year ended December 31, 2011.

The Company subleased a portion of one of its facilities to Cyntellect. The sublease included rent and a portion of applicable facility expenses. The sublease expired in May 2012. The Company received $64 and $77 of sublease income during 2012 and 2011, respectively.

The Manager of Third Security who is also a member of the Company’s Board of Directors, (“Board Member”) assumed the role of CEO of the Company in April 2009 and served on a part-time basis in that capacity through 2011. In 2012, the CEO began serving in this role on a full-time basis. Although the CEO has not received compensation for his services as CEO, the Company recorded $1,550 and $210 in compensation expense for the years ended December 31, 2012 and 2011, respectively, based on the estimated salary and benefits appropriate for the role.

Transactions with Other Shareholders

At December 31, 2012 and 2011, the Company leased two office facilities from an affiliate of certain preferred shareholders. The Company has a receivable due from this affiliate in the form of security deposits which are included in other long term assets of $66 at December 31, 2012 and 2011. During 2012 and 2011, the Company incurred rent and other facility expenses of $903 and $783, respectively.

The Company contracts with a common shareholder to provide certain research and clinical services. During the years ended December 31, 2012 and 2011, the Company incurred total expenses for work performed under such contract of $91 and $202, respectively, of which none was payable at December 31, 2012 and $30 was payable at December 31, 2011.

In 2011, the Company paid a transaction fee in conjunction with the closing of its Series E to a financial services firm who employs certain preferred shareholders of the Company.

Transactions with ECC Parties

On January 6, 2011, in conjunction with the ECC with Ziopharm (Note 4), the Company purchased 2,426,235 shares of common stock at $4.80 per share at closing in a private placement. The Company agreed to purchase up to an additional $50,000 of common stock in conjunction with securities offerings that may be conducted by Ziopharm in the future, subject to certain conditions and limitations. On February 7, 2011, the Company purchased 1,910,000 shares of Ziopharm common stock at $5.75 per share in the first such securities offering. On January 20, 2012, the Company purchased 1,923,075 shares of Ziopharm common stock at $5.20 per share in another securities offering. At December 31, 2012, the Company had approximately $29,000 remaining on its purchase commitment. In conjunction with the ECC and the initial share purchase, the CEO of the Company joined the board of directors of Ziopharm.

In conjunction with the ECC with Synthetic Biologics (Note 4), the Company is entitled to, at its election, purchase up to 19.99% of securities offerings that may be conducted by Synthetic Biologics in the future, subject to certain conditions and limitations. The Company has been granted the right to make purchases of Synthetic Biologics’ common stock in the open market up to an additional 10% of Synthetic Biologics’ common stock. The Company has made no purchases of Synthetic Biologics’ common stock.

In conjunction with the ECC with Oragenics (Note 4), the Company is entitled to, at its election, purchase up to 30% of securities offerings that may be conducted by Oragenics in the future, subject to certain conditions and limitations. The Company has made no purchases of Oragenics’ common stock.